Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380
Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

ANNUAL REPORT – 12/31/2011

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

March 16, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Separate Account KGC 1940 Act Registration Number: 811-7777 1933 Act Registration Numbers: 333-10283 CIK: 0001019146 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 27, 2012
The Alger Portfolios (Class I-2)	832566	February 22, 2012
Credit Suisse Trust (Class 1)	941568	March 2, 2012
Dreyfus Investment Portfolios (Initial Shares)	1056707	February 15, 2012
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	February 14, 2012
DWS Investment VIT Funds (Class A)	1006373	February 24, 2012
DWS Variable Series I (Class A)	764797	February 24, 2012
DWS Variable Series II (Class A)	810573	February 24, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN
Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772